Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 27, 2019
Registrant Name	dei_EntityRegistrantName	HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0001122649
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2019
Document Effective Date	dei_DocumentEffectiveDate	Feb. 27, 2019
Prospectus Date	rr_ProspectusDate	Feb. 27, 2019
The Hillman Fund | No Load Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCMAX